CRYPTOCURRENCY ASSETS - Additional information (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2022 USD ($) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)
Loan and pledge agreement
Indefinite-lived Intangible Assets [Line Items]
Loan period	1 year
Loan principal	$ 6,306
Percentage of the current Fair Market Value considered for loan	65.00%
Fixed interest rate per annum	3.25%
Number of ethereum lend | item	4,000
Cash deposits pledged			$ 9,628
Loss on disposal of cryptocurrencies			$ 3,322
Two collar agreements with third party
Indefinite-lived Intangible Assets [Line Items]
Loan period		1 month
Loss on disposal of cryptocurrencies		$ 2,306
Ethereum transferred | item		3,200
Percent of initial notional amount of Ethereum received as USDT and USDC		70.00%
Carrying amount of Ethereum transferred		$ 3,519
Fair value of initial notional amount of Ethereum received as USDT and USDC		$ 4,061